Concentration - Schedule of Customer Concentration Risk (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	25.20%	35.30%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	25.80%	37.50%		46.30%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	23.10%		[1]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	16.20%		[1]		[1]
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	18.70%	27.50%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	27.50%	26.90%		28.40%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	12.60%		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	10.40%		[1]
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	90.00%	62.80%
Customer Concentration Risk [Member] | Customer [Member] | Revenue [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	69.50%	64.40%		74.70%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.40%	100.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.90%	100.00%		100.00%
Supplier Concentration Risk [Member] | Supplier Total [Member] | Accounts Payable [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.40%	100.00%
Supplier Concentration Risk [Member] | Supplier Total [Member] | Purchase [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk percentage	99.90%	100.00%		100.00%

[1]	The percentage is below 10%